Parent Company Financial Information (Parent Company Only) (Schedule Of Balance Sheets) (Details) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Cash and cash equivalents	$ 121,070	$ 65,217	$ 41,154	$ 87,138
Available-for-sale ("AFS")	1,486,439	1,060,366
Other assets	50,968	55,499
Accrued interest receivable	29,316	30,220
Income tax receivable		716
Deferred income tax assets	(20,447)	(33,244)
TOTAL ASSETS	9,450,799	8,487,130
Accounts payable and accrued expenses	43,761	33,610
Other borrowings	515,000	668,609
Total liabilities	7,511,270	7,525,180
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding
Common stock, $.01 par value; 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 and 73,992,678 shares outstanding as of September 30, 2011 and 2010, respectively	1,675	915
Additional paid-in capital	1,392,691	457,795
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(50,547)	(6,050)
Unearned compensation - RRP	(124)	(255)
Retained earnings	569,127	801,044
Accumulated other comprehensive gain (loss)	26,707	31,862
Stockholders' equity before treasury stock	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of September 30, 2011 and 2010, respectively, at cost		(323,361)
Total stockholders' equity	1,939,529	961,950	941,298	871,216
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,450,799	8,487,130
Available-for-sale securities, amortized cost	1,443,529	1,009,142
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	167,498,133	167,498,133
Common stock, shares outstanding	167,498,133	73,992,678
Treasury stock, shares	0	17,519,609
Capitol Federal Financial [Member]
Cash and cash equivalents	113,101	88,098	54,101	44,508
Investment in the Bank	1,395,708	857,115
Available-for-sale ("AFS")	362,875
Investment in certificates of deposit at the Bank		55,000
Note receivable - ESOP	52,759	8,024
Other assets	75	7,604
Accrued interest receivable	1,812
Income tax receivable	2,855	138
Deferred income tax assets	10,409
TOTAL ASSETS	1,939,594	1,015,979
Accounts payable and accrued expenses	65	420
Other borrowings		53,609
Total liabilities	65	54,029
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding
Common stock, $.01 par value; 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 and 73,992,678 shares outstanding as of September 30, 2011 and 2010, respectively	1,675	915
Additional paid-in capital	1,392,691	457,795
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(50,547)	(6,050)
Unearned compensation - RRP	(124)	(255)
Retained earnings	569,127	801,044
Accumulated other comprehensive gain (loss)	26,707	31,862
Stockholders' equity before treasury stock	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of September 30, 2011 and 2010, respectively, at cost		(323,361)
Total stockholders' equity	1,939,529	961,950
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,939,594	1,015,979
Available-for-sale securities, amortized cost	$ 362,271	$ 0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	167,498,133	167,498,133
Common stock, shares outstanding	167,498,133	73,992,678
Treasury stock, shares	0	17,519,609